Segmented Information - Summary of Sales by Classes of Similar Products (Detail) - USD ($) $ in Thousands	12 Months Ended
	Mar. 30, 2019	Mar. 31, 2018 [1]	Mar. 25, 2017 [1]
Product Information [Line Items]
Net sales, total	$ 151,049	$ 146,608	$ 152,992
Retail Segment [Member] | Operating Segments [Member]
Product Information [Line Items]
Net sales, total	143,499	141,607	149,418
Other Segments [Member] | Operating Segments [Member]
Product Information [Line Items]
Net sales, total	7,550	5,001	3,574
Jewelry and Other [Member]
Product Information [Line Items]
Net sales, total	99,043	103,058	105,657
Jewelry and Other [Member] | Retail Segment [Member] | Operating Segments [Member]
Product Information [Line Items]
Net sales, total	91,493	98,057	102,083
Jewelry and Other [Member] | Other Segments [Member] | Operating Segments [Member]
Product Information [Line Items]
Net sales, total	7,550	5,001	3,574
Timepieces [Member]
Product Information [Line Items]
Net sales, total	52,006	43,550	47,335
Timepieces [Member] | Retail Segment [Member] | Operating Segments [Member]
Product Information [Line Items]
Net sales, total	$ 52,006	$ 43,550	$ 47,335

[1]	Recast (refer to note 1)